Schedule of Investments (unaudited)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.1%
Honeywell Aerospace, Inc., 4.28%, 03/16/29, (1-day SOFR Index + 0.63%)(a)(b)	$12,200	$12,186,497
Agriculture — 0.3%
Cargill, Inc., 4.23%, 02/11/28, (1-day SOFR + 0.61%)(a)(b)(c)	11,950	11,964,061
Philip Morris International, Inc.
4.33%, 10/27/28, (1-day SOFR + 0.66%)(b)(c)	12,025	12,053,065
4.50%, 04/28/28, (1-day SOFR + 0.83%)(b)(c)	10,700	10,762,935
		34,780,061
Auto Manufacturers — 7.7%
American Honda Finance Corp.
4.25%, 12/11/26, (1-day SOFR + 0.62%)(b)(c)	28,150	28,156,677
4.35%, 08/13/27, (1-day SOFR + 0.73%)(b)	13,000	13,005,124
4.37%, 07/09/27, (1-day SOFR + 0.71%)(b)(c)	14,998	15,003,409
4.38%, 10/05/26, (1-day SOFR Index + 0.72%)(b)	17,288	17,292,628
4.38%, 03/08/27, (1-day SOFR + 0.73%)(b)(c)	550	550,436
4.38%, 10/22/27, (1-day SOFR + 0.72%)(b)	13,077	13,082,743
4.41%, 01/15/27, (1-day SOFR + 0.75%)(b)	500	500,000
4.42%, 03/12/27, (1-day SOFR + 0.77%)(b)(c)	16,486	16,509,874
4.44%, 01/08/29, (1-day SOFR + 0.78%)(b)(c)	10,125	10,121,310
4.47%, 03/03/28, (1-day SOFR + 0.82%)(b)(c)	22,688	22,694,610
4.48%, 07/09/27, (1-day SOFR + 0.87%)(b)(c)	16,625	16,657,998
4.55%, 09/01/28, (1-day SOFR + 0.90%)(b)(c)	13,625	13,646,379
Series A, 4.27%, 11/19/27, (1-day SOFR + 0.65%)(b)(c)	11,300	11,291,987
Series A, 4.54%, 04/10/28, (1-day SOFR Index + 0.93%)(b)	8,125	8,136,740
BMW U.S. Capital LLC
4.34%, 08/11/27, (1-day SOFR + 0.71%)(a)(b)	9,300	9,324,494
4.42%, 08/13/26, (1-day SOFR Index + 0.80%)(a)(b)	13,545	13,546,603
4.42%, 03/17/28, (1-day SOFR + 0.79%)(a)(b)	20,650	20,707,906
4.43%, 03/19/27, (1-day SOFR Index + 0.78%)(a)(b)(c)	24,375	24,433,242
4.54%, 08/13/27, (1-day SOFR Index + 0.92%)(a)(b)(c)	11,327	11,379,490
4.57%, 03/21/28, (1-day SOFR Index + 0.92%)(a)(b)(c)	23,000	23,124,329
Daimler Truck Finance North America LLC
4.50%, 01/13/28, (1-day SOFR + 0.84%)(a)(b)(c)	11,500	11,522,355
4.58%, 09/25/27, (1-day SOFR + 0.96%)(a)(b)(c)	13,875	13,924,773
Ford Motor Credit Co. LLC
5.08%, 11/05/26, (1-day SOFR + 1.45%)(b)	13,880	13,901,762
5.68%, 03/20/28, (1-day SOFR + 2.03%)(b)	12,275	12,462,976
General Motors Financial Co., Inc.
4.68%, 02/26/27, (1-day SOFR + 1.04%)(b)(c)	7,428	7,437,535
4.71%, 07/15/27, (1-day SOFR Index + 1.05%)(b)(c)	16,135	16,172,814
4.83%, 04/04/28, (1-day SOFR Index + 1.17%)(b)	9,084	9,127,141
4.90%, 01/07/30, (1-day SOFR + 1.29%)(b)(c)	12,691	12,793,524
4.98%, 05/08/27, (1-day SOFR Index + 1.35%)(b)	16,061	16,133,847
Security	Par (000)	Value
Auto Manufacturers (continued)
Hyundai Capital America
4.50%, 01/08/29, (1-day SOFR + 0.89%)(a)(b)(c)	$12,025	$12,023,715
4.58%, 01/07/28, (1-day SOFR + 0.92%)(a)(b)(c)	12,166	12,191,717
4.61%, 03/25/27, (1-day SOFR + 0.99%)(a)(b)(c)	15,500	15,533,754
4.65%, 09/24/27, (1-day SOFR + 1.03%)(a)(b)	17,482	17,546,084
4.66%, 03/19/27, (1-day SOFR + 1.04%)(a)(b)(c)	17,826	17,873,604
4.66%, 06/24/27, (1-day SOFR + 1.04%)(a)(b)(c)	27,799	27,893,534
4.68%, 01/08/31, (1-day SOFR + 1.07%)(a)(b)(c)	10,325	10,354,490
4.72%, 09/18/28, (1-day SOFR + 1.07%)(a)(b)	6,225	6,251,492
4.74%, 06/23/27, (1-day SOFR + 1.12%)(a)(b)(c)	13,100	13,153,198
4.92%, 09/18/30, (1-day SOFR + 1.30%)(a)(b)(c)	10,100	10,210,557
4.97%, 03/27/30, (1-day SOFR + 1.35%)(a)(b)(c)	12,275	12,420,877
5.11%, 01/08/27, (1-day SOFR + 1.50%)(a)(b)	15,062	15,111,691
Mercedes-Benz Finance North America LLC
1.00%, 08/04/28	11,050	11,056,124
4.36%, 03/10/28, (1-day SOFR + 0.71%)(a)(b)	6,750	6,755,038
4.40%, 04/01/27, (1-day SOFR + 0.78%)(a)(b)	20,300	20,340,011
4.47%, 11/15/27, (1-day SOFR + 0.85%)(a)(b)(c)	16,650	16,718,302
4.55%, 03/31/28, (1-day SOFR + 0.93%)(a)(b)	16,625	16,689,648
Toyota Motor Credit Corp.
4.08%, 01/08/27, (1-day SOFR + 0.47%)(b)(c)	14,912	14,918,611
4.30%, 03/19/27, (1-day SOFR + 0.65%)(b)(c)	22,607	22,650,360
4.34%, 05/14/27, (1-day SOFR + 0.71%)(b)(c)	22,100	22,161,534
4.37%, 09/05/28, (1-day SOFR + 0.72%)(b)	18,500	18,580,890
Series B, 4.10%, 05/12/28, (1-day SOFR Index + 0.48%)(b)(c)	12,925	12,929,755
Series B, 4.11%, 01/12/28, (1-day SOFR Index + 0.45%)(b)(c)	15,300	15,306,655
Series B, 4.24%, 07/09/29, (1-day SOFR Index + 0.58%)(b)	7,850	7,853,807
Series B, 4.30%, 03/13/29, (1-day SOFR Index + 0.65%)(b)(c)	12,900	12,924,880
Volkswagen Group of America Finance LLC
4.68%, 08/14/26, (1-day SOFR + 1.06%)(a)(b)	12,182	12,186,582
4.71%, 03/25/27, (1-day SOFR + 1.06%)(a)(b)	12,825	12,853,679
		797,133,295
Auto Parts & Equipment — 0.2%
LG Energy Solution Ltd.
5.18%, 04/02/31(b)	1,550	1,559,505
5.18%, 04/02/31, (1-day SOFR + 1.56%)(a)(b)(c)	8,800	8,853,965
5.32%, 04/02/30, (1-day SOFR + 1.70%)(b)(d)	10,275	10,412,368
		20,825,838
Banks — 46.5%
ABN AMRO Bank NV
4.41%, 07/07/28, (1-day SOFR Index + 0.75%)(a)(b)(c)	18,400	18,476,749
4.63%, 12/03/28, (1-day SOFR Index + 1.00%)(a)(b)(c)	21,930	22,005,469
5.43%, 09/18/27, (1-day SOFR Index + 1.78%)(a)(b)	22,525	22,556,362

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
ANZ New Zealand International Ltd./London
4.27%, 01/22/29, (1-day SOFR + 0.61%)(a)(b)	$21,025	$21,022,855
4.41%, 01/22/31, (1-day SOFR + 0.75%)(a)(b)	18,325	18,353,920
ASB Bank Ltd., 4.55%, 10/29/30, (1-day SOFR + 0.90%)(a)(b)(c)	10,175	10,250,925
Australia & New Zealand Banking Group Ltd.
4.10%, 12/16/26, (1-day SOFR + 0.47%)(a)(b)(c)	20,240	20,250,885
4.22%, 12/08/28, (1-day SOFR + 0.59%)(a)(b)(c)	26,700	26,756,503
4.24%, 06/18/28, (1-day SOFR + 0.62%)(a)(b)(c)	21,300	21,365,641
4.30%, 07/16/27, (1-day SOFR + 0.68%)(a)(b)(c)	48,290	48,437,753
4.30%, 09/30/27, (1-day SOFR + 0.65%)(a)(b)(c)	21,365	21,428,946
4.31%, 12/08/30, (1-day SOFR + 0.68%)(a)(b)(c)	15,400	15,455,853
4.43%, 01/18/27, (1-day SOFR + 0.81%)(a)(b)	38,125	38,210,813
4.48%, 12/16/29, (1-day SOFR + 0.85%)(a)(b)(c)	25,650	25,890,790
Banco Bilbao Vizcaya Argentaria SA, 4.51%, 03/03/29, (1-day SOFR + 0.88%)(b)	15,700	15,720,445
Banco Santander SA
4.58%, 04/15/29, (1-day SOFR + 0.99%)(b)	14,075	14,147,930
4.71%, 07/15/28, (1-day SOFR + 1.12%)(b)	37,115	37,297,690
4.74%, 11/06/30, (1-day SOFR + 1.12%)(b)(c)	11,200	11,255,336
5.03%, 03/14/28, (1-day SOFR + 1.38%)(b)(c)	18,403	18,480,266
Bank of America Corp.
4.66%, 01/24/31, (1-day SOFR + 1.01%)(b)(c)	17,300	17,347,338
4.68%, 02/04/28, (1-day SOFR + 1.05%)(b)	22,945	23,004,459
4.69%, 09/15/26, (3-mo. CME Term SOFR + 1.02%)(b)	9,164	9,168,113
4.73%, 05/09/29, (1-day SOFR + 1.11%)(b)(c)	21,660	21,814,993
4.98%, 09/15/27, (1-day SOFR + 1.35%)(b)	11,546	11,558,356
Series frn, 4.48%, 01/24/29, (1-day SOFR + 0.83%)(b)	34,080	34,173,701
Series N, 4.52%, 04/23/30, (1-day SOFR + 0.88%)(b)(c)	14,000	14,026,985
Bank of Montreal
4.25%, 09/15/26, (1-day SOFR Index + 0.62%)(b)(c)	10,082	10,085,870
4.28%, 01/13/28, (1-day SOFR + 0.62%)(b)(c)	11,000	11,018,529
4.40%, 09/22/28, (1-day SOFR Index + 0.75%)(b)	9,400	9,411,372
4.41%, 06/04/27, (1-day SOFR Index + 0.76%)(b)	20,247	20,299,072
4.53%, 09/10/27, (1-day SOFR Index + 0.88%)(b)(c)	28,600	28,612,268
4.53%, 01/27/29, (1-day SOFR + 0.86%)(b)	11,625	11,649,524
4.81%, 12/11/26, (1-day SOFR Index + 1.16%)(b)	18,325	18,380,040
Bank of New York Mellon (The)
4.29%, 01/22/30, (1-day SOFR + 0.63%)(b)(c)	11,625	11,613,306
4.31%, 06/09/28, (1-day SOFR Index + 0.68%)(b)(c)	11,900	11,918,188
4.49%, 07/21/28, (1-day SOFR Index + 0.83%)(b)(c)	13,221	13,259,936
Security	Par (000)	Value
Banks (continued)
Bank of New Zealand
4.42%, 06/10/31, (1-day SOFR + 0.79%)(a)(b)	$26,125	$26,203,029
4.45%, 01/27/27, (1-day SOFR + 0.81%)(a)(b)(c)	22,010	22,058,536
Bank of Nova Scotia (The)
4.26%, 09/15/26, (1-day SOFR + 0.61%)(b)(c)	9,534	9,538,387
4.36%, 02/02/30, (1-day SOFR + 0.73%)(b)(c)	8,975	8,955,095
4.43%, 06/04/27, (1-day SOFR Index + 0.78%)(b)(c)	22,362	22,431,998
4.52%, 02/14/29, (1-day SOFR + 0.89%)(b)	13,100	13,145,979
4.65%, 09/08/28, (1-day SOFR + 1.00%)(b)(c)	11,487	11,529,264
4.71%, 08/01/29, (1-day SOFR Index + 1.08%)(b)(c)	16,900	17,060,428
Series I, 4.41%, 09/15/28, (1-day SOFR + 0.76%)(b)(c)	12,425	12,440,259
Banque Federative du Credit Mutuel SA
4.43%, 07/09/29, (1-day SOFR Index + 0.82%)(a)(b)	9,600	9,603,027
4.65%, 10/16/28, (1-day SOFR + 0.99%)(a)(b)	16,050	16,137,699
4.69%, 02/16/28, (1-day SOFR Index + 1.07%)(a)(b)(c)	18,260	18,370,005
4.80%, 01/23/27, (1-day SOFR + 1.13%)(a)(b)(c)	17,832	17,899,756
4.89%, 01/22/30, (1-day SOFR Index + 1.23%)(a)(b)(c)	10,285	10,403,594
Barclays PLC
4.57%, 05/24/30, (1-day SOFR + 0.93%)(b)	13,400	13,397,796
4.70%, 11/11/29, (1-day SOFR + 1.08%)(b)(c)	13,100	13,164,422
5.12%, 03/12/28, (1-day SOFR + 1.49%)(b)	20,400	20,502,905
5.53%, 09/13/27, (1-day SOFR + 1.88%)(b)	13,965	13,986,550
BNP Paribas SA, 5.05%, 05/09/29, (1-day SOFR + 1.43%)(a)(b)	12,250	12,369,165
BPCE SA, 5.60%, 10/19/27, (1-day SOFR Index + 1.98%)(a)(b)	12,081	12,120,078
Canadian Imperial Bank of Commerce/New York
4.38%, 01/13/28, (1-day SOFR + 0.72%)(b)	19,377	19,399,162
4.45%, 09/08/28, (1-day SOFR + 0.80%)(b)	13,100	13,123,115
4.47%, 01/29/30, (1-day SOFR Index + 0.80%)(b)	9,900	9,889,311
4.56%, 09/11/27, (1-day SOFR Index + 0.93%)(b)	8,525	8,529,205
4.59%, 06/28/27, (1-day SOFR + 0.94%)(b)(c)	16,655	16,737,249
4.68%, 03/30/29, (1-day SOFR + 1.03%)(b)	14,775	14,849,243
4.88%, 10/02/26, (1-day SOFR + 1.22%)(b)	10,445	10,460,659
Citibank N.A.
4.13%, 06/18/28, (1-day SOFR + 0.50%)(b)	3,800	3,799,581
4.25%, 06/18/29, (1-day SOFR + 0.60%)(b)	25,000	24,984,678
4.35%, 11/19/27, (1-day SOFR + 0.71%)(b)	26,805	26,825,323
4.41%, 05/29/27, (1-day SOFR + 0.78%)(b)	34,050	34,144,178
4.69%, 12/04/26, (1-day SOFR Index + 1.06%)(b)	12,710	12,731,288
4.75%, 05/29/30, (1-day SOFR + 1.12%)(b)	17,300	17,478,207
Citigroup, Inc.
4.50%, 03/04/29, (1-day SOFR + 0.87%)(b)(c)	28,750	28,800,624
4.77%, 05/07/28, (1-day SOFR + 1.14%)(b)	14,300	14,347,137
4.91%, 02/24/28, (1-day SOFR + 1.28%)(b)(c)	23,845	23,929,732
Commonwealth Bank of Australia
4.09%, 11/27/26, (1-day SOFR + 0.46%)(a)(b)	26,750	26,757,312
4.27%, 03/14/28, (1-day SOFR + 0.64%)(a)(b)	24,775	24,869,411
4.28%, 03/27/29, (1-day SOFR + 0.63%)(a)(b)	19,300	19,352,908

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.40%, 10/01/30, (1-day SOFR + 0.78%)(a)(b)(c)	$18,105	$18,246,082
4.44%, 03/14/30, (1-day SOFR + 0.81%)(a)(b)(c)	48,700	49,079,673
4.60%, 03/14/27, (1-day SOFR + 0.97%)(a)(b)(c)	8,125	8,154,655
Cooperatieve Rabobank UA, 4.25%, 10/17/28, (1-day SOFR + 0.59%)(b)	20,750	20,799,799
Cooperatieve Rabobank UA/New York
4.06%, 06/09/28, (1-day SOFR Index + 0.41%)(b)(c)	9,050	9,045,984
4.07%, 01/14/28, (1-day SOFR + 0.41%)(b)(c)	12,200	12,201,756
4.22%, 05/27/27, (1-day SOFR + 0.59%)(b)(c)	15,100	15,130,261
4.22%, 01/21/28, (1-day SOFR + 0.60%)(b)(c)	17,280	17,329,224
4.25%, 08/28/26, (1-day SOFR Index + 0.62%)(b)	8,100	8,101,187
4.27%, 04/01/29, (1-day SOFR Index + 0.65%)(b)(c)	11,500	11,538,264
4.34%, 03/05/27, (1-day SOFR Index + 0.71%)(b)	36,330	36,411,148
4.36%, 01/14/31, (1-day SOFR + 0.70%)(b)(c)	11,975	12,002,755
4.52%, 10/05/26, (1-day SOFR Index + 0.90%)(b)	18,522	18,537,684
4.55%, 10/17/29, (1-day SOFR Index + 0.89%)(b)(c)	17,120	17,277,427
Credit Agricole SA
4.50%, 03/11/27, (1-day SOFR + 0.87%)(a)(b)(c)	24,870	24,943,699
4.74%, 01/09/29, (1-day SOFR + 1.13%)(a)(b)(c)	17,830	17,923,699
4.84%, 09/11/28, (1-day SOFR + 1.21%)(a)(b)	20,135	20,249,033
DBS Group Holdings Ltd.
4.23%, 03/21/28, (1-day SOFR + 0.60%)(a)(b)	31,885	31,977,540
4.28%, 03/21/30, (1-day SOFR + 0.65%)(a)(b)	15,550	15,633,798
Deutsche Bank AG/New York
4.82%, 01/10/29, (1-day SOFR + 1.21%)(b)	20,865	20,957,016
4.84%, 11/16/27, (1-day SOFR + 1.22%)(b)(c)	10,134	10,150,011
DNB Bank ASA, 4.68%, 11/05/30, (1-day SOFR + 1.06%)(a)(b)(c)	8,250	8,322,769
Federation des Caisses Desjardins du Quebec, 4.27%, 01/27/27, (1-day SOFR + 0.63%)(a)(b)(c)	8,700	8,714,806
Fifth Third Bank N.A., 4.45%, 01/28/28, (1-day SOFR + 0.81%)(b)(c)	13,580	13,581,200
Goldman Sachs Bank USA/New York, 4.35%, 06/03/29, (1-day SOFR Index + 0.72%)(b)	10,600	10,607,379
Goldman Sachs Group, Inc.(The)
4.33%, 01/21/29, (1-day SOFR + 0.71%)(b)	25,450	25,464,979
4.45%, 09/10/27, (1-day SOFR + 0.82%)(b)	8,863	8,866,587
4.54%, 10/21/27, (1-day SOFR + 0.92%)(b)(c)	5,445	5,447,170
4.54%, 10/21/29, (1-day SOFR + 0.92%)(b)(c)	18,975	19,011,378
4.66%, 04/20/30, (1-day SOFR + 1.00%)(b)	8,850	8,871,786
4.72%, 01/28/31, (1-day SOFR + 1.08%)(b)(c)	14,150	14,187,750
4.76%, 02/24/28, (1-day SOFR + 1.12%)(b)	17,367	17,416,817
4.96%, 04/23/28, (1-day SOFR + 1.29%)(b)	14,950	15,020,364
5.48%, 03/15/28, (1-day SOFR + 1.85%)(b)(c)	14,620	14,729,138
5.85%, 10/28/27, (3-mo. CME Term SOFR + 2.01%)(b)	31,372	31,458,320
HSBC Holdings PLC
4.66%, 03/03/29, (1-day SOFR + 1.03%)(b)	23,165	23,270,899
4.67%, 11/19/28, (1-day SOFR + 1.04%)(b)(c)	13,271	13,326,972
4.91%, 11/19/30, (1-day SOFR + 1.29%)(b)(c)	15,710	15,871,315
Security	Par (000)	Value
Banks (continued)
4.92%, 03/03/31, (1-day SOFR + 1.29%)(b)(c)	$24,000	$24,244,068
5.19%, 08/14/27, (1-day SOFR + 1.57%)(b)(c)	27,390	27,399,343
5.19%, 05/13/31, (1-day SOFR + 1.57%)(b)(c)	38,200	38,976,536
HSBC USA, Inc.
4.60%, 06/03/28, (1-day SOFR + 0.97%)(b)	8,650	8,702,566
4.61%, 03/04/27, (1-day SOFR + 0.96%)(b)(c)	27,350	27,437,200
Huntington National Bank (The), 4.38%, 04/12/28, (1-day SOFR + 0.72%)(b)(c)	19,875	19,882,660
ING Groep NV
4.66%, 03/25/29, (1-day SOFR Index + 1.01%)(b)	21,618	21,715,461
5.21%, 09/11/27, (1-day SOFR Index + 1.56%)(b)	23,870	23,898,825
JPMorgan Chase & Co.
4.42%, 09/22/27, (1-day SOFR + 0.77%)(b)	8,043	8,043,561
4.49%, 10/22/28, (1-day SOFR + 0.86%)(b)(c)	20,572	20,637,670
4.49%, 04/23/30, (1-day SOFR + 0.82%)(b)(c)	16,600	16,609,082
4.55%, 04/22/28, (1-day SOFR + 0.92%)(b)	27,693	27,777,827
4.56%, 07/22/28, (1-day SOFR + 0.93%)(b)	26,445	26,542,034
4.81%, 02/24/28, (1-day SOFR + 1.18%)(b)	25,385	25,477,287
4.84%, 01/23/28, (1-day SOFR + 1.20%)(b)	24,146	24,224,334
Series 1, 4.52%, 07/23/30, (1-day SOFR + 0.85%)(b)(c)	12,400	12,412,802
Series FRN, 4.44%, 01/24/29, (1-day SOFR + 0.80%)(b)	29,598	29,669,744
JPMorgan Chase Bank N.A., 4.63%, 12/08/26, (1-day SOFR + 1.00%)(b)(c)	7,176	7,188,968
KEB Hana Bank, 4.21%, 10/21/28(b)(d)	2,350	2,356,506
Kookmin Bank, 4.10%, 05/07/29(b)	6,250	6,248,860
Lloyds Banking Group PLC
4.40%, 02/10/30, (1-day SOFR Index + 0.77%)(b)(c)	12,800	12,766,699
4.70%, 11/26/28, (1-day SOFR Index + 1.06%)(b)	26,368	26,493,954
4.71%, 06/13/29, (1-day SOFR Index + 1.06%)(b)	18,200	18,297,263
5.19%, 08/07/27, (1-day SOFR Index + 1.56%)(b)	21,730	21,732,610
5.23%, 01/05/28, (1-day SOFR Index + 1.58%)(b)(c)	17,240	17,314,828
Macquarie Bank Ltd.
4.11%, 02/03/28, (1-day SOFR + 0.48%)(a)(b)	15,050	15,053,722
4.37%, 06/12/28, (1-day SOFR + 0.74%)(a)(b)(c)	23,200	23,296,862
4.38%, 03/29/29, (1-day SOFR + 0.76%)(a)(b)(c)	21,150	21,211,775
4.54%, 07/02/27, (1-day SOFR + 0.92%)(a)(b)(c)	23,450	23,553,556
4.83%, 12/07/26, (1-day SOFR + 1.20%)(a)(b)(c)	18,768	18,822,239
Macquarie Group Ltd., 4.54%, 09/23/27, (1-day SOFR + 0.92%)(a)(b)(c)	20,245	20,259,835
Mitsubishi UFJ Financial Group, Inc.
4.50%, 07/24/30, (1-day SOFR + 0.84%)(b)	11,400	11,389,467
5.14%, 04/24/31, (1-day SOFR + 1.48%)(b)	13,450	13,700,861
Mizuho Bank Ltd.
4.43%, 04/16/29, (1-day SOFR + 0.80%)(a)(b)	12,750	12,819,291
4.68%, 04/16/31, (1-day SOFR + 1.05%)(a)(b)(c)	28,715	29,183,633
Mizuho Financial Group, Inc.
4.45%, 07/13/30, (1-day SOFR + 0.85%)(b)	14,700	14,680,973

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.70%, 05/13/31, (1-day SOFR + 1.08%)(b)	$9,500	$9,544,703
4.91%, 07/08/31, (1-day SOFR + 1.25%)(b)	15,500	15,686,085
Morgan Stanley
4.46%, 01/09/30, (1-day SOFR + 0.80%)(b)	23,700	23,637,953
4.63%, 04/10/30, (1-day SOFR Index + 0.97%)(b)(c)	16,875	16,920,584
4.65%, 04/13/28, (1-day SOFR + 1.02%)(b)	28,198	28,273,609
5.01%, 04/12/29, (1-day SOFR + 1.38%)(b)	18,825	19,016,694
Series I, 4.51%, 07/12/29, (1-day SOFR Index + 0.85%)(b)(c)	10,700	10,708,421
Series I, 4.58%, 10/18/29, (1-day SOFR + 0.92%)(b)	13,300	13,329,711
Morgan Stanley Bank N.A.
4.31%, 10/15/27, (1-day SOFR + 0.69%)(b)(c)	22,775	22,788,559
4.50%, 05/26/28, (1-day SOFR + 0.87%)(b)	29,360	29,412,947
4.56%, 01/12/29, (1-day SOFR + 0.90%)(b)	17,700	17,757,674
4.60%, 07/14/28, (1-day SOFR + 0.94%)(b)(c)	36,835	36,949,866
4.60%, 05/10/30, (1-day SOFR Index + 0.98%)(b)(c)	12,550	12,603,639
4.74%, 01/14/28, (1-day SOFR + 1.08%)(b)	22,910	22,967,546
4.82%, 10/30/26, (1-day SOFR + 1.17%)(b)	3,256	3,259,854
Morgan Stanley Private Bank N.A.
4.40%, 11/17/28, (1-day SOFR + 0.78%)(b)	18,700	18,737,043
4.40%, 02/08/30, (1-day SOFR + 0.77%)(b)	15,250	15,201,427
4.43%, 07/06/28, (1-day SOFR + 0.77%)(b)	26,875	26,913,641
National Australia Bank Ltd.
4.15%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	10,710	10,720,528
4.17%, 06/04/29, (1-day SOFR + 0.54%)(a)(b)	17,250	17,262,697
4.18%, 12/13/28, (1-day SOFR + 0.53%)(a)(b)(c)	20,775	20,789,305
4.24%, 10/26/27, (1-day SOFR + 0.60%)(a)(b)(c)	26,850	26,918,134
4.25%, 06/11/27, (1-day SOFR + 0.62%)(a)(b)(c)	30,340	30,398,217
4.26%, 01/12/27, (1-day SOFR + 0.65%)(a)(b)(c)	23,710	23,744,472
4.29%, 01/13/31, (1-day SOFR + 0.68%)(a)(b)(c)	24,025	24,098,013
4.30%, 06/13/28, (1-day SOFR + 0.65%)(a)(b)	21,025	21,100,763
4.40%, 01/14/30, (1-day SOFR + 0.79%)(a)(b)(c)	24,350	24,531,961
National Securities Clearing Corp.
4.06%, 06/09/28, (1-day SOFR + 0.43%)(a)(b)	7,790	7,790,512
4.21%, 05/20/27, (1-day SOFR + 0.57%)(a)(b)(c)	3,300	3,307,237
NatWest Group PLC
4.74%, 05/23/29, (1-day SOFR + 1.10%)(b)(c)	11,400	11,443,221
4.89%, 03/01/28, (1-day SOFR + 1.25%)(b)(c)	14,505	14,557,421
4.93%, 11/15/28, (1-day SOFR + 1.30%)(b)	14,300	14,402,407
NatWest Markets PLC
4.41%, 09/29/26, (1-day SOFR + 0.76%)(a)(b)(c)	14,660	14,668,785
4.42%, 11/06/28, (1-day SOFR + 0.80%)(a)(b)	17,650	17,687,284
4.53%, 05/17/27, (1-day SOFR + 0.90%)(a)(b)	13,257	13,298,061
4.58%, 03/27/29, (1-day SOFR + 0.93%)(a)(b)	10,900	10,936,694
4.60%, 03/21/28, (1-day SOFR + 0.95%)(a)(b)(c)	14,700	14,790,588
4.76%, 05/17/29, (1-day SOFR + 1.14%)(a)(b)(c)	17,495	17,635,056
4.81%, 03/21/30, (1-day SOFR + 1.19%)(a)(b)(c)	10,500	10,599,321
Security	Par (000)	Value
Banks (continued)
NongHyup Bank
4.29%, 01/21/29, (1-day SOFR + 0.68%)(b)(d)	$12,500	$12,544,837
4.41%, 07/22/27, (1-day SOFR + 0.80%)(b)(d)	5,500	5,520,897
Nordea Bank Abp
4.12%, 05/22/28, (1-day SOFR + 0.48%)(a)(b)	17,800	17,804,262
4.22%, 05/21/29, (1-day SOFR + 0.60%)(a)(b)	9,200	9,206,464
4.33%, 03/17/28, (1-day SOFR + 0.70%)(a)(b)(c)	8,915	8,953,058
4.39%, 03/19/27, (1-day SOFR + 0.74%)(a)(b)(c)	14,870	14,902,868
4.46%, 08/28/30, (1-day SOFR + 0.83%)(a)(b)(c)	10,200	10,281,633
4.65%, 09/10/29, (1-day SOFR + 1.02%)(a)(b)(c)	17,775	17,980,881
PNC Bank N.A., 4.35%, 07/21/28, (1-day SOFR + 0.73%)(b)	10,050	10,058,908
PNC Financial Services Group, Inc.(The)
4.29%, 01/26/29, (1-day SOFR + 0.62%)(b)	14,400	14,394,560
4.32%, 10/26/29, (1-day SOFR Index + 0.68%)(b)	12,665	12,668,698
Royal Bank of Canada
4.26%, 11/02/26, (1-day SOFR Index + 0.59%)(b)	6,000	6,004,741
4.37%, 01/21/27, (1-day SOFR Index + 0.71%)(b)(c)	21,323	21,365,887
4.38%, 10/18/27, (1-day SOFR Index + 0.72%)(b)	24,700	24,715,498
4.47%, 03/27/28, (1-day SOFR Index + 0.82%)(b)	23,550	23,601,828
4.50%, 01/24/29, (1-day SOFR Index + 0.83%)(b)	23,375	23,424,281
4.51%, 08/06/29, (1-day SOFR Index + 0.88%)(b)	16,500	16,538,746
4.52%, 10/18/28, (1-day SOFR Index + 0.86%)(b)(c)	16,609	16,655,135
4.61%, 01/19/27, (1-day SOFR Index + 0.95%)(b)	12,007	12,041,598
4.66%, 02/04/31, (1-day SOFR Index + 1.03%)(b)(c)	6,900	6,927,069
4.76%, 05/02/31, (1-day SOFR Index + 1.13%)(b)	12,000	12,091,658
Series 1, 4.22%, 07/10/29, (1-day SOFR Index + 0.61%)(b)	11,920	11,910,636
Series 1, 4.33%, 11/03/28, (1-day SOFR + 0.70%)(b)	19,600	19,611,462
Santander Holdings USA, Inc., 5.26%, 03/20/29, (1-day SOFR + 1.61%)(b)	13,030	13,168,265
Santander U.K. Group Holdings PLC, 4.72%, 09/22/29, (1-day SOFR Index + 1.07%)(b)	12,400	12,447,609
Skandinaviska Enskilda Banken AB
4.31%, 03/12/29, (1-day SOFR Index + 0.68%)(a)(b)	14,000	14,026,441
4.38%, 06/02/28, (1-day SOFR Index + 0.75%)(a)(b)(c)	14,650	14,714,176
4.52%, 03/05/27, (1-day SOFR + 0.89%)(a)(b)(c)	21,197	21,269,115
4.69%, 09/03/30, (1-day SOFR Index + 1.06%)(a)(b)	11,500	11,548,236
Societe Generale SA
4.72%, 02/19/27, (1-day SOFR + 1.10%)(a)(b)(c)	8,700	8,723,484

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.75%, 04/12/30, (1-day SOFR + 1.10%)(a)(b)	$15,100	$15,116,765
5.06%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)(c)	15,700	15,835,430
5.07%, 04/13/29, (1-day SOFR + 1.41%)(a)(b)	14,425	14,540,443
5.28%, 01/19/28, (1-day SOFR + 1.66%)(a)(b)(c)	12,755	12,819,076
Standard Chartered Bank/New York, 4.26%, 10/08/26, (1-day SOFR + 0.65%)(b)	2,025	2,026,529
Standard Chartered PLC
4.53%, 01/13/30, (1-day SOFR + 0.92%)(a)(b)(c)	16,725	16,746,203
4.79%, 05/14/28, (1-day SOFR + 1.17%)(a)(b)(c)	18,735	18,810,451
4.86%, 01/21/29, (1-day SOFR + 1.24%)(a)(b)	13,075	13,164,762
5.30%, 05/13/31, (1-day SOFR + 1.68%)(a)(b)(c)	20,600	21,114,620
5.65%, 02/08/28, (1-day SOFR + 2.03%)(a)(b)(c)	17,300	17,430,558
State Street Bank & Trust Co., 4.09%, 11/25/26, (1-day SOFR + 0.46%)(b)	5,715	5,717,518
State Street Corp.
4.30%, 10/22/27, (1-day SOFR + 0.64%)(b)(c)	10,655	10,682,665
4.62%, 04/24/28, (1-day SOFR + 0.95%)(b)(c)	9,670	9,694,849
Sumitomo Mitsui Financial Group, Inc.
4.42%, 01/15/29, (1-day SOFR + 0.76%)(b)	17,825	17,792,594
4.48%, 01/14/27, (1-day SOFR + 0.88%)(b)	16,845	16,877,481
4.64%, 04/15/30, (1-day SOFR + 1.05%)(b)	25,900	26,019,465
4.78%, 07/09/29, (1-day SOFR + 1.17%)(b)	20,035	20,205,540
4.80%, 07/08/31, (1-day SOFR + 1.19%)(b)	16,100	16,248,318
Sumitomo Mitsui Trust Bank Ltd.
4.34%, 03/05/29, (1-day SOFR + 0.71%)(a)(b)(c)	20,500	20,523,119
4.38%, 09/11/28, (1-day SOFR + 0.75%)(a)(b)	20,100	20,165,259
4.52%, 03/05/31, (1-day SOFR + 0.89%)(a)(b)(c)	18,950	19,116,971
4.61%, 09/10/27, (1-day SOFR + 0.98%)(a)(b)	31,215	31,390,938
4.64%, 03/13/30, (1-day SOFR + 0.99%)(a)(b)(c)	31,000	31,355,225
4.80%, 09/14/26, (1-day SOFR + 1.15%)(a)(b)(c)	8,945	8,953,363
Svenska Handelsbanken AB
4.19%, 06/11/29, (1-day SOFR + 0.56%)(a)(b)(c)	17,660	17,661,112
4.29%, 05/28/27, (1-day SOFR + 0.66%)(a)(b)(c)	20,877	20,930,877
4.37%, 05/23/28, (1-day SOFR + 0.74%)(a)(b)(c)	9,350	9,389,624
Swedbank AB, 4.65%, 11/20/29, (1-day SOFR + 1.03%)(a)(b)	12,116	12,256,475
Toronto-Dominion Bank (The)
4.22%, 09/10/26, (1-day SOFR + 0.59%)(b)	425	425,142
4.25%, 12/17/26, (1-day SOFR + 0.62%)(b)	17,739	17,755,972
4.35%, 04/05/27, (1-day SOFR + 0.73%)(b)(c)	21,454	21,500,126
4.36%, 10/13/28, (1-day SOFR + 0.75%)(b)(c)	17,300	17,335,721
4.43%, 04/23/29, (1-day SOFR + 0.76%)(b)	10,800	10,814,136
4.49%, 01/31/28, (1-day SOFR + 0.82%)(b)	17,665	17,740,888
4.54%, 06/02/28, (1-day SOFR + 0.91%)(b)(c)	10,650	10,708,018
4.66%, 12/17/29, (1-day SOFR + 1.03%)(b)(c)	18,090	18,235,769
Series F, 4.24%, 01/13/28, (1-day SOFR + 0.58%)(b)	10,300	10,308,729
Series F, 4.40%, 07/27/29, (1-day SOFR + 0.73%)(b)	10,895	10,895,793
Security	Par (000)	Value
Banks (continued)
Truist Bank, 4.30%, 01/27/29, (1-day SOFR + 0.66%)(b)(c)	$14,100	$14,088,169
U.S. Bank N.A./Cincinnati OH
4.28%, 05/20/29, (1-day SOFR + 0.66%)(b)	8,300	8,311,491
4.35%, 10/22/27, (1-day SOFR + 0.69%)(b)	22,520	22,523,995
4.53%, 05/15/28, (1-day SOFR + 0.91%)(b)	7,525	7,548,089
UBS AG/Stamford CT, 4.44%, 03/16/29, (1-day SOFR + 0.81%)(b)(c)	18,000	18,055,503
UBS Group AG
4.49%, 12/23/29, (1-day SOFR + 0.84%)(a)(b)(c)	26,275	26,260,448
4.50%, 04/10/30, (1-day SOFR + 0.84%)(a)(b)(c)	11,300	11,285,875
United Overseas Bank Ltd.
4.23%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(b)(c)	18,800	18,845,416
4.30%, 04/02/30, (1-day SOFR Index + 0.65%)(a)(b)(c)	1,700	1,708,066
Wells Fargo & Co.
4.34%, 05/20/29, (1-day SOFR + 0.72%)(b)	15,595	15,599,223
4.41%, 01/23/30, (1-day SOFR + 0.74%)(b)(c)	20,000	19,950,465
4.45%, 01/24/28, (1-day SOFR + 0.78%)(b)	15,615	15,631,471
4.53%, 09/15/29, (1-day SOFR + 0.88%)(b)(c)	24,050	24,113,083
4.70%, 04/22/28, (1-day SOFR + 1.07%)(b)	32,368	32,489,733
5.04%, 04/23/29, (1-day SOFR + 1.37%)(b)	17,975	18,170,426
Wells Fargo Bank N.A., 4.70%, 12/11/26, (1-day SOFR + 1.07%)(b)(c)	8,545	8,561,173
Westpac Banking Corp.
4.07%, 05/11/28, (1-day SOFR + 0.44%)(a)(b)(c)	15,800	15,812,881
4.08%, 10/20/26, (1-day SOFR + 0.46%)(b)	10,515	10,518,725
4.13%, 03/06/28, (1-day SOFR + 0.50%)(a)(b)	13,005	13,011,725
4.34%, 06/12/31, (1-day SOFR + 0.71%)(a)(b)(c)	34,600	34,688,269
4.43%, 04/16/29, (1-day SOFR + 0.81%)(b)(c)	29,926	30,153,594
4.44%, 07/01/30, (1-day SOFR + 0.82%)(b)(c)	21,500	21,693,336
Westpac New Zealand Ltd., 4.42%, 01/30/31, (1-day SOFR + 0.75%)(a)(b)(c)	22,100	22,133,603
Woori Bank, 4.14%, 01/27/29, (1-day SOFR + 0.48%)(b)(d)	1,150	1,149,659
		4,837,021,208
Beverages — 0.4%
Keurig Dr. Pepper, Inc.
4.21%, 11/15/26, (1-day SOFR + 0.58%)(b)	1,975	1,974,213
4.53%, 03/15/27, (1-day SOFR Index + 0.88%)(b)(c)	16,258	16,277,109
PepsiCo Singapore Financing I Pte. Ltd., 4.19%, 02/16/27, (1-day SOFR Index + 0.56%)(b)(c)	24,291	24,320,025
		42,571,347
Commercial Services — 0.1%
PayPal Holdings, Inc., 4.32%, 03/06/28, (1-day SOFR + 0.67%)(b)	15,080	15,096,625
Computers — 0.2%
Accenture Capital, Inc., Series 1, 4.36%, 07/10/29, (1-day SOFR Index + 0.70%)(b)	10,015	10,023,246
Hewlett Packard Enterprise Co.
4.61%, 09/15/28, (1-day SOFR + 0.96%)(b)(c)	2,150	2,158,641
4.63%, 03/23/28, (1-day SOFR Index + 0.98%)(b)(c)	10,300	10,348,286
		22,530,173

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.1%
Mitsubishi Corp., 4.33%, 09/09/28, (1-day SOFR + 0.70%)(a)(b)(c)	$7,100	$7,112,080
Diversified Financial Services — 2.0%
American Express Co.
4.22%, 02/09/29, (1-day SOFR + 0.59%)(b)(c)	19,240	19,247,661
4.28%, 11/04/26, (1-day SOFR Index + 0.65%)(b)(c)	4,844	4,847,208
4.47%, 07/20/29, (1-day SOFR + 0.81%)(b)(c)	25,225	25,318,788
4.60%, 07/26/28, (1-day SOFR + 0.93%)(b)	20,767	20,848,346
4.62%, 02/16/28, (1-day SOFR Index + 1.00%)(b)(c)	16,771	16,809,533
4.69%, 01/30/31, (1-day SOFR + 1.02%)(b)(c)	10,000	10,067,642
4.93%, 04/25/29, (1-day SOFR + 1.26%)(b)(c)	13,461	13,608,453
Charles Schwab Corp. (The), 4.68%, 03/03/27, (1-day SOFR Index + 1.05%)(b)(c)	16,768	16,819,360
Equitable America Global Funding, 4.34%, 09/15/27, (1-day SOFR + 0.71%)(a)(b)	1,200	1,200,525
Kodit Global 2025-1 Co. Ltd., 4.30%, 09/30/28, (1-day SOFR + 0.65%)(b)(d)	6,800	6,807,315
Mastercard, Inc.
4.04%, 06/08/28, (1-day SOFR Index + 0.39%)(b)	9,425	9,425,360
4.09%, 03/15/28, (1-day SOFR Index + 0.44%)(b)(c)	12,248	12,257,487
Nomura Holdings, Inc.
4.57%, 06/29/29, (1-day SOFR + 0.95%)(b)	11,900	11,917,365
4.80%, 07/14/31, (1-day SOFR + 1.14%)(b)	9,200	9,234,589
4.87%, 07/02/27, (1-day SOFR + 1.25%)(b)	20,422	20,548,917
Stellantis Financial Services U.S. Corp., 5.32%, 09/15/28, (1-day SOFR + 1.69%)(a)(b)	7,750	7,781,029
		206,739,578
Electric — 1.1%
Consolidated Edison Co. of New York, Inc., 4.14%, 11/18/27, (1-day SOFR Index + 0.52%)(b)	15,334	15,345,049
Constellation Energy Generation LLC, 4.21%, 01/08/28, (1-day SOFR + 0.60%)(b)(c)	10,425	10,430,706
Georgia Power Co.
3.93%, 09/15/26, (1-day SOFR Index + 0.28%)(b)(c)	13,350	13,346,636
4.06%, 11/22/27, (1-day SOFR Index + 0.42%)(b)	8,075	8,082,440
National Rural Utilities Cooperative Finance Corp.
4.18%, 12/03/27, (1-day SOFR + 0.55%)(b)	1,500	1,502,557
4.43%, 02/05/27, (1-day SOFR + 0.80%)(b)	19,235	19,276,939
4.47%, 09/16/27, (1-day SOFR + 0.82%)(b)	10,860	10,910,211
Series D, 4.05%, 08/09/27, (1-day SOFR Index + 0.43%)(b)	4,600	4,601,819
NextEra Energy Capital Holdings, Inc., 4.43%, 02/04/28, (1-day SOFR Index + 0.80%)(b)	14,810	14,862,827
Sempra, 4.30%, 01/07/28, (1-day SOFR Index + 0.67%)(b)	17,100	17,158,320
		115,517,504
Electronics — 0.1%
Amphenol Corp., 4.16%, 11/15/27, (1-day SOFR + 0.53%)(b)(c)	9,525	9,531,652
Health Care - Products — 0.3%
Abbott Laboratories, 4.15%, 03/09/29, (1-day SOFR Index + 0.50%)(b)(c)	29,645	29,654,893
Security	Par (000)	Value
Health Care - Services — 0.2%
HCA, Inc., 4.52%, 03/01/28, (1-day SOFR + 0.87%)(b)	$12,750	$12,778,700
Roche Holdings, Inc., 4.36%, 11/13/26, (1-day SOFR + 0.74%)(a)(b)	12,025	12,033,543
		24,812,243
Holding Companies - Diversified — 0.2%
Temasek Financial I Ltd., 4.00%, 08/20/27, (1-day SOFR + 0.38%)(a)(b)(c)	16,350	16,364,408
Insurance — 4.3%
Athene Global Funding
4.44%, 01/07/27, (1-day SOFR Index + 0.83%)(a)(b)	14,250	14,254,163
4.58%, 03/06/28, (1-day SOFR Index + 0.95%)(a)(b)	21,200	21,141,624
4.65%, 09/18/28, (1-day SOFR Index + 1.00%)(a)(b)	11,500	11,422,026
4.86%, 03/25/27, (1-day SOFR Index + 1.21%)(a)(b)(c)	14,713	14,750,797
Corebridge Global Funding
4.41%, 01/07/28, (1-day SOFR + 0.75%)(a)(b)(c)	11,075	11,063,096
4.49%, 12/15/28, (1-day SOFR + 0.86%)(a)(b)	11,355	11,303,071
4.92%, 09/25/26, (1-day SOFR + 1.30%)(a)(b)	23,203	23,213,603
F&G Global Funding, 4.97%, 09/08/28, (1-day SOFR + 1.33%)(a)(b)	8,100	8,109,443
Jackson National Life Global Funding
4.54%, 06/09/27, (1-day SOFR + 0.89%)(a)(b)(c)	900	902,537
4.60%, 09/12/28, (1-day SOFR + 0.95%)(a)(b)	15,950	15,925,959
4.63%, 01/14/28, (1-day SOFR + 0.97%)(a)(b)	13,430	13,446,277
Marsh & McLennan Companies, Inc., 4.32%, 11/08/27, (1-day SOFR Index + 0.70%)(b)(c)	14,306	14,345,953
MassMutual Global Funding II
4.32%, 01/22/29, (1-day SOFR + 0.66%)(a)(b)	15,900	15,896,051
4.35%, 04/09/27, (1-day SOFR + 0.74%)(a)(b)	19,850	19,896,737
4.44%, 01/29/27, (1-day SOFR + 0.77%)(a)(b)(c)	15,883	15,914,260
Metropolitan Life Global Funding I
4.28%, 04/13/28, (1-day SOFR Index + 0.62%)(a)(b)	10,300	10,303,019
4.33%, 06/11/27, (1-day SOFR Index + 0.70%)(a)(b)	16,600	16,644,781
4.33%, 08/25/28, (1-day SOFR + 0.70%)(a)(b)(c)	8,500	8,515,595
New York Life Global Funding
4.04%, 02/05/27, (1-day SOFR + 0.41%)(a)(b)(c)	20,875	20,884,092
4.18%, 06/11/27, (1-day SOFR + 0.55%)(a)(b)(c)	7,700	7,713,034
4.20%, 02/02/29, (1-day SOFR + 0.57%)(a)(b)(c)	15,125	15,093,226
4.29%, 04/02/27, (1-day SOFR + 0.67%)(a)(b)(c)	24,665	24,713,423
4.30%, 04/20/29, (1-day SOFR + 0.68%)(a)(b)(c)	9,550	9,559,051
4.33%, 07/25/28, (1-day SOFR + 0.66%)(a)(b)(c)	12,700	12,730,784
4.55%, 04/25/28, (1-day SOFR + 0.88%)(a)(b)(c)	13,475	13,561,384
Northwestern Mutual Global Funding, 4.29%, 08/25/28, (1-day SOFR + 0.66%)(a)(b)(c)	8,245	8,258,760

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Pacific Life Global Funding II
4.11%, 02/04/27, (1-day SOFR + 0.48%)(a)(b)(c)	$5,250	$5,252,103
4.23%, 12/20/27, (1-day SOFR + 0.58%)(a)(b)(c)	14,500	14,516,841
4.27%, 01/27/28, (1-day SOFR + 0.60%)(a)(b)	6,100	6,103,067
4.41%, 07/10/28, (1-day SOFR + 0.75%)(a)(b)(c)	13,300	13,336,557
4.48%, 02/05/27, (1-day SOFR + 0.85%)(a)(b)(c)	21,320	21,362,041
Principal Life Global Funding II, 4.43%, 08/18/28, (1-day SOFR + 0.81%)(a)(b)(c)	10,950	10,964,582
Protective Life Global Funding, 4.48%, 09/11/28, (1-day SOFR + 0.85%)(a)(b)	17,450	17,504,128
Sammons Financial Group Global Funding, 4.50%, 09/02/27, (1-day SOFR + 0.85%)(a)(b)(c)	1,850	1,851,662
		450,453,727
Internet — 1.0%
Alphabet, Inc., 4.14%, 11/15/28, (1-day SOFR + 0.52%)(b)(c)	12,500	12,545,786
Amazon.com, Inc.
4.09%, 03/13/28, (1-day SOFR + 0.44%)(b)	46,050	46,086,548
4.24%, 03/13/29, (1-day SOFR + 0.59%)(b)(c)	26,710	26,773,440
4.24%, 07/09/29, (1-day SOFR Index + 0.58%)(b)(c)	15,025	15,054,992
		100,460,766
Machinery — 2.5%
Caterpillar Financial Services Corp.
4.01%, 01/10/28, (1-day SOFR + 0.40%)(b)	17,850	17,855,295
4.04%, 01/07/27, (1-day SOFR + 0.38%)(b)	13,980	13,970,551
4.12%, 02/23/29, (1-day SOFR + 0.49%)(b)(c)	15,600	15,589,491
4.14%, 05/14/27, (1-day SOFR + 0.52%)(b)	20,494	20,527,703
4.15%, 03/03/28, (1-day SOFR + 0.52%)(b)	15,130	15,151,803
4.18%, 11/15/27, (1-day SOFR + 0.56%)(b)(c)	14,580	14,616,722
4.19%, 07/07/27, (1-day SOFR + 0.53%)(b)	1,050	1,051,595
4.20%, 11/14/28, (1-day SOFR + 0.58%)(b)(c)	17,065	17,086,333
4.26%, 08/15/28, (1-day SOFR + 0.64%)(b)(c)	13,750	13,794,013
4.35%, 10/16/26, (1-day SOFR + 0.69%)(b)	14,629	14,640,665
Series L, 4.05%, 05/15/28, (1-day SOFR + 0.43%)(b)	11,025	11,026,043
John Deere Capital Corp.
4.05%, 01/05/27, (1-day SOFR + 0.40%)(b)	13,250	13,245,685
4.13%, 03/06/28, (1-day SOFR + 0.50%)(b)(c)	18,155	18,179,040
4.21%, 04/19/27, (1-day SOFR + 0.60%)(b)	18,204	18,229,537
4.23%, 06/11/27, (1-day SOFR + 0.60%)(b)	18,157	18,198,406
4.23%, 09/11/28, (1-day SOFR + 0.58%)(b)	6,700	6,712,826
4.34%, 07/15/27, (1-day SOFR + 0.68%)(b)	14,850	14,893,992
Series I, 4.18%, 03/09/29, (1-day SOFR + 0.55%)(b)(c)	10,225	10,224,122
		254,993,822
Manufacturing — 0.2%
Siemens Funding BV, 4.28%, 05/26/28, (1-day SOFR + 0.64%)(a)(b)	17,250	17,306,156
Media — 0.2%
Walt Disney Co. (The), 4.12%, 03/14/29, (1-day SOFR Index + 0.47%)(b)(c)	18,650	18,622,047
Security	Par (000)	Value
Mining — 0.3%
Glencore Funding LLC
4.41%, 10/01/26, (1-day SOFR Index + 0.75%)(a)(b)	$6,100	$6,100,252
4.68%, 04/04/27, (1-day SOFR Index + 1.06%)(a)(b)(c)	12,295	12,324,970
Rio Tinto Finance USA PLC, 4.47%, 03/14/28, (1-day SOFR Index + 0.84%)(b)	17,005	17,099,530
		35,524,752
Multi-National — 3.4%
European Investment Bank, 4.64%, 05/21/28, (1-day SOFR Index + 1.00%)(a)(b)	34,590	35,093,556
Inter-American Development Bank
3.92%, 03/20/28, (1-day SOFR Index + 0.27%)(b)(c)	79,240	79,364,247
4.00%, 10/05/28, (1-day SOFR Index + 0.35%)(b)(c)	66,671	66,901,125
International Bank for Reconstruction & Development
3.96%, 01/24/29, (1-day SOFR Index + 0.30%)(b)(c)	79,797	79,949,947
4.03%, 01/12/27, (1-day SOFR Index + 0.37%)(b)(c)	91,843	91,942,897
		353,251,772
Oil & Gas — 0.7%
Chevron USA, Inc.
3.99%, 02/26/27, (1-day SOFR Index + 0.36%)(b)(c)	19,970	19,978,503
4.11%, 02/26/28, (1-day SOFR Index + 0.47%)(b)(c)	15,891	15,918,432
4.20%, 08/13/28, (1-day SOFR + 0.57%)(b)	18,050	18,119,232
4.48%, 10/15/30, (1-day SOFR + 0.82%)(b)(c)	11,075	11,160,349
Shell Finance U.S., Inc., 4.41%, 11/06/30, (1-day SOFR + 0.78%)(b)(c)	10,000	10,115,446
		75,291,962
Pharmaceuticals — 1.8%
AbbVie, Inc., 4.13%, 03/03/28, (1-day SOFR Index + 0.48%)(b)	18,950	18,963,011
Eli Lilly & Co.
3.97%, 05/20/28, (1-day SOFR Index + 0.35%)(b)	16,855	16,861,465
4.08%, 05/20/29, (1-day SOFR Index + 0.46%)(b)	13,900	13,900,859
4.19%, 10/15/28, (1-day SOFR + 0.53%)(b)	15,000	15,037,000
GlaxoSmithKline Capital PLC, 4.15%, 03/12/27, (1-day SOFR + 0.50%)(b)(c)	16,710	16,728,155
Merck & Co., Inc.
4.00%, 05/22/28, (1-day SOFR + 0.37%)(b)	9,950	9,945,026
4.09%, 09/15/27, (1-day SOFR + 0.46%)(b)	2,925	2,928,708
4.22%, 03/15/29, (1-day SOFR + 0.57%)(b)(c)	17,800	17,837,922
Novartis Capital Corp.
4.15%, 11/05/28, (1-day SOFR + 0.52%)(b)	20,400	20,439,394
4.30%, 03/16/29, (1-day SOFR Index + 0.65%)(b)(c)	16,915	16,973,572
Pfizer, Inc., 4.13%, 11/15/27, (1-day SOFR + 0.50%)(b)	9,700	9,720,917
Sanofi SA
4.09%, 11/03/27, (1-day SOFR + 0.46%)(b)(c)	10,925	10,945,228
4.17%, 11/03/28, (1-day SOFR + 0.54%)(b)(c)	18,200	18,211,983
		188,493,240

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 0.3%
Public Storage Operating Co., 4.36%, 04/16/27, (1-day SOFR Index + 0.70%)(b)(c)	$31,273	$31,332,300
Retail — 0.4%
Walmart, Inc.
4.07%, 04/30/29, (1-day SOFR Index + 0.40%)(b)	12,530	12,531,008
4.10%, 04/28/27, (1-day SOFR Index + 0.43%)(b)	30,225	30,266,450
		42,797,458
Savings & Loans — 0.4%
Nationwide Building Society
4.66%, 09/30/30, (1-day SOFR + 1.01%)(a)(b)	12,400	12,449,612
4.73%, 07/14/29, (1-day SOFR + 1.07%)(a)(b)	11,675	11,734,652
4.92%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)(c)	15,178	15,237,235
		39,421,499
Software — 0.4%
Fidelity National Information Services, Inc., 4.84%, 03/10/29, (1-day SOFR + 1.21%)(b)(c)	14,605	14,646,424
Oracle Corp.
4.43%, 08/03/28, (1-day SOFR + 0.76%)(b)	14,380	14,167,846
4.74%, 02/04/29, (1-day SOFR Index + 1.11%)(b)	16,250	16,085,237
		44,899,507
Telecommunications — 0.6%
NTT Finance Corp.
4.45%, 06/20/29, (1-day SOFR + 0.83%)(a)(b)	14,700	14,700,558
4.65%, 06/20/31, (1-day SOFR + 1.03%)(a)(b)	22,200	22,185,930
4.74%, 07/16/28, (1-day SOFR + 1.08%)(a)(b)(c)	10,250	10,318,759
4.97%, 07/16/30, (1-day SOFR + 1.31%)(a)(b)	16,050	16,323,609
		63,528,856
Total Corporate Bonds & Notes — 76.0% (Cost: $7,893,305,910)		7,908,255,266
Foreign Government Obligations(e)
Canada — 0.4%
CDP Financial, Inc., 3.92%, 04/16/29, (1-day SOFR Index + 0.33%)(a)(b)	20,000	20,014,008
Export Development Canada, 3.96%, 08/01/28, (1-day SOFR Index + 0.33%)(b)	20,810	20,848,646
PSP Capital, Inc., 3.99%, 12/01/27, (1-day SOFR + 0.35%)(a)(b)(c)	3,100	3,105,760
		43,968,414
Finland — 0.3%
Kuntarahoitus OYJ
4.67%, 02/02/29, (1-day SOFR Index + 1.00%)(a)(b)(c)	12,200	12,412,285
4.67%, 02/04/30, (1-day SOFR Index + 1.00%)(a)(b)	20,600	21,077,279
		33,489,564
Netherlands — 0.4%
BNG Bank NV
4.01%, 03/19/31, (1-day SOFR Index + 0.36%)(a)(b)	32,100	32,130,641
4.63%, 08/05/26, (1-day SOFR Index + 1.00%)(a)(b)	3,700	3,700,000
Security	Par (000)	Value
Netherlands (continued)
4.63%, 03/17/28, (1-day SOFR Index + 1.00%)(a)(b)(c)	$6,100	$6,174,790
		42,005,431
Norway — 1.5%
Kommunalbanken A/S
3.96%, 03/04/31, (1-day SOFR Index + 0.33%)(a)(b)(c)	16,600	16,593,960
4.05%, 03/03/28, (1-day SOFR Index + 0.40%)(a)(b)(c)	68,625	68,748,580
4.07%, 04/09/29, (1-day SOFR Index + 0.41%)(a)(b)(c)	65,000	65,216,298
		150,558,838
South Korea — 2.3%
Export-Import Bank of Korea
4.00%, 01/13/29, (1-day SOFR + 0.40%)(b)	13,025	13,024,798
4.07%, 01/14/28, (1-day SOFR + 0.47%)(b)	19,045	19,067,511
4.11%, 09/22/28, (1-day SOFR + 0.46%)(b)	9,100	9,111,425
4.44%, 09/11/29, (1-day SOFR + 0.82%)(b)	23,995	24,291,080
Industrial Bank of Korea
4.20%, 06/24/28, (1-day SOFR + 0.58%)(b)(d)	11,200	11,233,037
4.24%, 09/30/27, (1-day SOFR + 0.62%)(b)(d)	12,325	12,356,168
Korea Development Bank (The)
4.17%, 01/28/31, (1-day SOFR + 0.50%)(b)(c)	15,700	15,741,819
4.36%, 10/23/26, (1-day SOFR + 0.70%)(b)	11,900	11,908,806
4.38%, 02/03/30, (1-day SOFR + 0.76%)(b)	34,775	35,142,592
Korea Electric Power Corp., 4.24%, 11/12/28(b)(d)	13,900	13,922,531
Korea Gas Corp., 4.25%, 07/10/28, (1-day SOFR + 0.65%)(b)(d)	6,100	6,117,463
Korea Housing Finance Corp.
4.08%, 01/15/29, (1-day SOFR + 0.490%)(b)(d)	10,200	10,193,456
4.51%, 01/21/30, (1-day SOFR + 0.90%)(b)(d)	12,200	12,324,741
Korea National Oil Corp.
4.39%, 03/31/28, (1-day SOFR + 0.77%)(b)(d)	7,500	7,523,487
4.42%, 03/30/29(b)	8,000	8,032,839
4.48%, 04/03/27, (1-day SOFR + 0.83%)(b)(d)	5,400	5,413,118
4.52%, 09/30/27, (1-day SOFR + 0.90%)(b)(d)	15,200	15,261,540
4.71%, 11/14/26, (1-day SOFR + 1.08%)(b)(d)	9,670	9,688,469
		240,354,880
Supranational — 17.5%
Asian Development Bank
3.91%, 01/29/31, (1-day SOFR Index + 0.28%)(b)	67,700	67,732,520
3.95%, 06/20/28, (1-day SOFR Index + 0.30%)(b)	52,441	52,565,568
4.64%, 08/27/26, (1-day SOFR Index + 1.00%)(b)	53,255	53,285,780
4.66%, 04/06/27, (1-day SOFR Index + 1.00%)(b)	53,637	53,951,317
Asian Infrastructure Investment Bank (The), 4.25%, 08/16/27, (1-day SOFR Index + 0.62%)(a)(b)(c)	20,650	20,747,968
Council of Europe Development Bank, 3.88%, 02/11/30, (1-day SOFR Index + 0.26%)(a)(b)	6,500	6,500,477
European Bank for Reconstruction & Development
3.93%, 02/16/29, (1-day SOFR Index + 0.30%)(b)(c)	97,589	97,790,433
3.96%, 02/20/28, (1-day SOFR Index + 0.33%)(b)	120,320	120,584,813

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.08%, 07/22/30, (1-day SOFR Index + 0.42%)(b)(c)	$86,950	$87,452,218
European Investment Bank, 3.95%, 08/14/29, (1-day SOFR Index + 0.32%)(b)	33,610	33,726,817
Inter-American Development Bank
3.82%, 09/16/26, (1-day SOFR Index + 0.17%)(b)	67,492	67,496,818
3.91%, 02/18/31, (1-day SOFR Index + 0.28%)(b)	53,400	53,403,727
3.93%, 02/15/29, (1-day SOFR Index + 0.30%)(b)(c)	68,648	68,811,460
3.94%, 04/12/27, (1-day SOFR Index + 0.28%)(b)(c)	63,678	63,736,346
4.00%, 10/04/27, (1-day SOFR Index + 0.35%)(b)(c)	78,527	78,695,089
4.01%, 06/10/31, (1-day SOFR Index + 0.36%)(b)(c)	15,800	15,842,374
4.04%, 08/01/29, (1-day SOFR Index + 0.37%)(b)(c)	69,966	70,294,607
Series GLOB, 4.04%, 03/13/30, (1-day SOFR Index + 0.39%)(b)(c)	61,775	62,054,406
International Bank for Reconstruction & Development
3.90%, 06/15/27, (1-day SOFR Index + 0.27%)(b)(c)	72,545	72,628,544
3.91%, 11/18/27, (1-day SOFR Index + 0.28%)(b)(c)	37,050	37,111,181
3.91%, 11/22/28, (1-day SOFR Index + 0.29%)(b)(c)	79,395	79,551,425
3.92%, 02/23/27, (1-day SOFR Index + 0.28%)(b)(c)	22,905	22,926,670
3.93%, 05/15/28, (1-day SOFR Index + 0.30%)(b)(c)	68,575	68,738,965
3.96%, 09/23/26, (1-day SOFR Index + 0.31%)(b)(c)	79,049	79,070,180
4.06%, 08/19/27, (1-day SOFR Index + 0.43%)(b)(c)	108,194	108,525,592
Series GDIF, 4.00%, 02/11/31, (1-day SOFR Index + 0.37%)(b)(c)	39,670	39,756,049
Series GDIF, 4.11%, 10/04/30, (1-day SOFR Index + 0.46%)(b)(c)	49,200	49,573,381
International Finance Corp.
3.91%, 07/30/27, (1-day SOFR Index + 0.27%)(b)	14,650	14,668,755
3.95%, 08/28/28, (1-day SOFR Index + 0.31%)(b)	84,047	84,250,397
4.00%, 08/28/29, (1-day SOFR Index + 0.36%)(b)(c)	58,925	59,163,860
4.04%, 10/22/30, (1-day SOFR Index + 0.38%)(b)	27,625	27,748,770
Security	Par (000)	Value
Supranational (continued)
Nordic Investment Bank, 3.94%, 10/04/27, (1-day SOFR Index + 0.29%)(a)(b)(c)	$2,481	$2,484,139
		1,820,870,646
Sweden — 0.8%
Svensk Exportkredit AB
3.99%, 11/21/29, (1-day SOFR + 0.37%)(b)	29,950	30,024,446
4.62%, 05/05/27, (1-day SOFR + 1.00%)(b)	20,800	20,928,605
4.63%, 08/03/26, (1-day SOFR Index + 1.00%)(b)	31,060	31,060,000
		82,013,051
Total Foreign Government Obligations — 23.2% (Cost: $2,409,276,622)		2,413,260,824
Total Long-Term Investments — 99.2% (Cost: $10,302,582,532)		10,321,516,090
	Shares
Short-Term Securities
Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(f)(g)(h)	341,850,960	341,953,515
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(f)(g)	122,160,000	122,160,000
Total Short-Term Securities — 4.4% (Cost: $464,048,342)		464,113,515
Total Investments — 103.6% (Cost: $10,766,630,874)		10,785,629,605
Liabilities in Excess of Other Assets — (3.6)%		(378,388,659)
Net Assets — 100.0%		$10,407,240,946

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Floating Rate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$182,330,899	$159,680,472 (a)	$—	$(2,581)	$(55,275)	$341,953,515	341,850,960	$733,177 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	57,480,000	64,680,000 (a)	—	—	—	122,160,000	122,160,000	1,487,839	—
				$(2,581)	$(55,275)	$464,113,515		$2,221,016	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$7,908,255,266	$—	$7,908,255,266
Foreign Government Obligations	—	2,413,260,824	—	2,413,260,824
Short-Term Securities
Money Market Funds	464,113,515	—	—	464,113,515
	$464,113,515	$10,321,516,090	$—	$10,785,629,605

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate